Post-Employment and Other Non-current Employee Benefits - Variation in Assumptions (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 912	$ 1,240	$ 1,173	$ 855
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	340	328	297
Past Service Cost	53	0	71
(Gain) or Loss on Settlement or curtailment	(94)	0	0
Net Interest on the Net Defined Benefit Liability	286	248	231
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	912	1,240	1,173
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	2,911	3,281
Pension and Retirement Plans | Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	246	244	229
Past Service Cost	47	0	71
(Gain) or Loss on Settlement or curtailment	(85)	0	0
Net Interest on the Net Defined Benefit Liability	141	197	188
Pension and Retirement Plans | Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	804	1,038	934
Seniority premiums | Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	94	84	68
Past Service Cost	6	0	0
(Gain) or Loss on Settlement or curtailment	(9)	0	0
Net Interest on the Net Defined Benefit Liability	145	51	43
Seniority premiums | Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	108	$ 202	$ 239
Actuarial Assumption of Discount Rates | Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	375
Past Service Cost	61
(Gain) or Loss on Settlement or curtailment	(114)
Net Interest on the Net Defined Benefit Liability	334
Actuarial Assumption of Discount Rates | Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	1,045
Actuarial Assumption of Discount Rates | Pension and Retirement Plans | Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	272
Past Service Cost	55
(Gain) or Loss on Settlement or curtailment	(104)
Net Interest on the Net Defined Benefit Liability	259
Actuarial Assumption of Discount Rates | Pension and Retirement Plans | Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	959
Actuarial Assumption of Discount Rates | Seniority premiums | Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	103
Past Service Cost	6
(Gain) or Loss on Settlement or curtailment	(10)
Net Interest on the Net Defined Benefit Liability	75
Actuarial Assumption of Discount Rates | Seniority premiums | Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	86
Actuarial Assumption of Expected Rates of Salary Increases | Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	310
Past Service Cost	52
(Gain) or Loss on Settlement or curtailment	(94)
Net Interest on the Net Defined Benefit Liability	245
Actuarial Assumption of Expected Rates of Salary Increases | Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	873
Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans | Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	225
Past Service Cost	47
(Gain) or Loss on Settlement or curtailment	(86)
Net Interest on the Net Defined Benefit Liability	186
Actuarial Assumption of Expected Rates of Salary Increases | Pension and Retirement Plans | Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	799
Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums | Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	85
Past Service Cost	5
(Gain) or Loss on Settlement or curtailment	(8)
Net Interest on the Net Defined Benefit Liability	59
Actuarial Assumption of Expected Rates of Salary Increases | Seniority premiums | Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability	$ 74